ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts Receivable
	As of December 31,
	2014	2015
	US$	US$

Accounts receivable	71,088	178,580
Allowance for doubtful accounts	(21,397)	(31,064)

Accounts receivable, net	49,691	147,516

Allowance for Doubtful Accounts
	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$
Movement in allowance for doubtful accounts:
Balance at beginning of year	12,122	15,019	21,397
Additional provision charged to expenses	13,437	17,377	18,649
Write-offs	(10,953)	(10,933)	(7,209)
Foreign currency translation adjustments	413	(66)	(1,773)

Balance at end of year	15,019	21,397	31,064